Offerings - Offering: 1	Sep. 12, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Maximum Aggregate Offering Price	$ 5,750,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 880.33
Offering Note	There is no current market for the securities or price at which the shares are being offered. Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Includes (a) 1,000,000 Common Shares to be offered by us pursuant to this offering; and (b) 150,000 Common Shares that the underwriters have the option to purchase to cover over-allotments, if any.